Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents..
Schedule of cash and cash equivalents

DKK thousand	2021	2020
DKK	11,336	286,222
USD	1,098,160	568,444
EUR	19,607	105,555
Total cash and cash equivalents	1,129,103	960,221